united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

Item 1. Reports to Stockholders.

OnTrack Core Fund

Semi-Annual Report
June 30, 2019

Investor Class Shares (OTRFX)
Advisor Class Shares (OTRGX)

1-855-747-9555
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.advisorspreferred.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

August 14, 2019

Dear Shareholders,

This Semi-annual Report for the OnTrack Core Fund (“Fund”) covers the period from January 1, 2019 to June 30, 2019 (“the period”). Price Capital Management, Inc. serves as the sub-advisor to the OnTrack Core Fund. During the period, the Investor Class Shares of the Fund had a return of 4.59%, while the Advisor Class Shares of the Fund had a return of 4.56%. The Bloomberg-Barclays U.S. 1-3-month Treasury Bill Index earned 1.22% for the same period, and the S&P 500 Total Return Index rose by 18.54% for the six-month period.

The stock market, as represented by the S&P 500 Index, surged from the December low throughout the month of January as the Federal Reserve left interest rates unchanged as expected, but noted it would be “patient” raising rates in the future. The Sub-advisor had moved the OnTrack Core Fund to a defensive posture when the stock market declined below significant support in December, but increased investments as the market environment improved in January. By the end of the month, the Fund was fully invested, primarily in high-yield bond mutual funds, emerging market bond funds, and other low volatility mutual funds. The intermediate uptrend in the S&P 500 continued in March, but not at the same robust pace. Moreover, small cap stocks, which generally provide leadership during both uptrends and downtrends began to trend down. The Fund remained fully invested with a small stock exposure and significant positions in high yield bonds, emerging market bonds and preferred mutual funds and ETF’s, which it partially achieved through swaps. While maintaining its investments through April, the Sub-advisor remained ready to adjust positions quickly, depending on its view of the stock market environment. The S&P 500 declined 6.6% in May, while high-yield bonds as measured by the ICE BofAML US High Yield Master II Index, usually an excellent gauge for the overall trend of stocks, dropped below their 50-day moving average. The Fund remained fully invested, but defensively positioned in bond and income groups that had held up well during the May downturn.

At the end of the period, the Fund’s portfolio consisted of a small stock investment and significant positions in low volatility bond and income groups. The Fund uses a flexible approach to investing and has the ability to accept additional market risk when market conditions are favorable, but its primary focus is risk management.

Thank you as always for your confidence in us. If at any time you would like further information about the OnTrack Core Fund, please visit our website at www.ontrackcore.com.

.

Price Capital Management, Inc.	Advisors Preferred, LLC

OnTrack Core Fund
Portfolio Review (Unaudited)
June 30, 2019

The Fund’s performance figures* for the periods ended June 30, 2019, as compared to its benchmarks:

			Annualized
				Since Inception	Since Inception
	Six Months	One Year	Five Year	June 21, 2013	January 15, 2013
OnTrack Core Fund - Investor Class	4.59%	0.91%	1.72%	N/A	2.56%
OnTrack Core Fund - Advisor Class	4.56%	0.79%	1.52%	2.09%	N/A
Bloomberg Barclays 1-3 Month T-Bill Index **	1.22%	2.27%	0.83%	0.69%	0.65%
Bloomberg Barclays U.S. Aggregate Bond Index ***	6.11%	7.87%	2.95%	3.23%	2.59%
S&P 500 Total Return Index ****	18.54%	10.42%	10.71%	13.03%	13.65%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses including underlying funds as stated in the fee table of the Fund’s prospectus dated May 1, 2019 is 3.35% for the Investor Class and 3.57% for the Advisor Class. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus and current performance may be obtained by calling 1-855-747-9555.

**	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Investors cannot invest directly in an index. It is also known as Bloomberg Bloomberg Barclays U.S. Aggregate Bond Index.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

+	Inception date is January 15, 2013, for Investor Class.

Top Holdings *	% of Net Assets
Open End Mutual Funds	82.2%
Exchange Traded Funds	4.2%
Money Market Funds	3.7%
Other Assets Less Liabilities	9.9%
100.0%

*	The Top Holdings detailed does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this semi-annual report for a detailed listing of the Fund’s holdings.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Value
	EXCHANGE TRADED FUND - 4.2%
	DEBT FUND - 4.2%
10,000	iShares MBS ETF	$1,076,000
	TOTAL EXCHANGE TRADED FUND (Cost - $1,033,057)

	OPEN END MUTUAL FUNDS - 82.2%
	DEBT FUNDS - 82.2%
170,233	AlphaCentric Income Opportunities Fund - Class I	2,133,025
120,151	ALPS/Smith Total Return Bond Fund - Class I	1,292,829
506,073	BlackRock High Yield Municipal Fund - Class I	5,005,061
492,126	DoubleLine Emerging Markets Fixed Income Fund - Class I	5,236,220
588,428	DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class I	5,860,746
161,290	PIMCO High Yield Municipal Bond Fund - Institutional Shares	1,501,613
	TOTAL OPEN ENDED MUTUAL FUNDS (Cost - $20,593,628)	21,029,494

	SHORT-TERM INVESTMENTS - 3.7%
	MONEY MARKET FUNDS - 3.7%
465,711	Fidelity Investments Money Market Funds - Government Portfolio - Class I 2.26% (a)	465,711
465,711	First American Government Obligations Fund - Class Z 2.26% (a)	465,711
	TOTAL SHORT-TERM INVESTMENTS (Cost - $931,422)	931,422

	TOTAL INVESTMENTS - 90.1% (Cost - $22,558,107)	$23,036,916
	OTHER ASSETS LESS LIABILITIES - 9.9%	2,531,132
	NET ASSETS - 100.0%	$25,568,048

ETF - Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

FUTURES CONTRACTS

OPEN LONG FUTURES CONTRACTS

			Notional Value at	Net Unrealized
	Name	Expiration	June 30, 2019	Appreciation
5	U.S. Treasury Long Bond (CBT)	September-19	$777,969	$20,898

OPEN SHORT FUTURES CONTRACTS

			Notional Value at	Net Unrealized
	Name	Expiration	June 30, 2019	(Depreciation)
(36)	E-mini S&P 500 Index	September-19	$5,299,560	$(88,740)

CBT - Chicago Board of Trade

TOTAL RETURN SWAPS
						Unrealized
Number of		Notional Amount at				Appreciation/
Shares	Reference Entity	June 30, 2019	Interest Rate Payable (1)	Termination Date	Counterparty	(Depreciation)
4,600	Aarons, Inc.	$282,486	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	$—
28,000	AdvisorShares Newfleet Multi-sector Income ETF	1,354,920	1-Mth USD LIBOR plus 20 bp	3/16/2020	BRC	—
2,500	Allegion PLC	276,375	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
2,100	American Express Co.	259,224	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
3,900	Booz Allen Hamilton Holding Corp.	258,219	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
3,200	Brinks Co.	259,776	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
1,100	Cintas Uniform Services	261,019	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
4,700	Columbia Diversified Fixed Income Allocation ETF	95,998	1-Mth USD LIBOR plus 20 bp	3/16/2020	BRC	—
3,300	Discover Financial Services, Inc.	256,047	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
800	Fair, Isaac and Co.	251,216	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
149,400	First Trust Preferred Securities and Income ETF	2,896,866	1-Mth USD LIBOR plus 20 bp	3/3/2020	BRC	—
2,900	Fiserve, Inc.	264,364	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
1,600	Global Payments, Inc.	256,208	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
16,300	Hertz Global Holdings, Inc.	260,148	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
16,300	Hertz Global Holdings, Inc. Rights	31,785	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
30,000	Invesco Fundamental High Yield Corporate Bond ETF	747,900	1-Mth USD LIBOR plus 20 bp	5/4/2020	BRC	—
20,000	iShares AAA - A Rated Corporate Bond ETF	1,075,140	1-Mth USD LIBOR plus 20 bp	6/17/2020	BRC	—
3,500	iShares National Municipal Bond ETF	395,815	1-Mth USD LIBOR plus 20 bp	3/16/2020	BRC	—
11,200	Kratos Defense & Security Solutions, Inc.	256,368	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
3,200	Leidos Holdings, Inc.	255,520	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
2,800	Manpower Group, Inc.	270,480	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
1,000	Mastercard, Inc.	264,530	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
1,400	Moody’s Corp.	273,434	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
2,900	New Oriental Education & Technology Group, Inc.	280,082	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
2,900	Paychex, Inc.	238,641	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
1,750	PIMCO Total Return Active Bond ETF	188,090	1-Mth USD LIBOR plus 20 bp	3/16/2020	BRC	—
1,700	PIMCO Total Return Investor Grade Corporate Bond ETF	182,665	1-Mth USD LIBOR plus 20 bp	3/16/2020	BRC	—
7,000	RiverFront Strategic Income Fund ETF	173,390	1-Mth USD LIBOR plus 20 bp	3/16/2020	BRC	—
4,800	Ryder System, Inc.	279,840	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
1,100	SBA Communications Corp.	247,324	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
5,600	Service Corporation International	261,968	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
4,700	ServiceMaster Global Holdings, Inc.	244,823	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
20,000	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	1,169,000	1-Mth USD LIBOR plus 20 bp	6/17/2020	BRC	—
7,200	TAL Education Group	274,320	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
800	Ulta Beauty, Inc.	277,512	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
2,100	United Rentals, Inc.	278,523	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
18,000	VanEck Vectors High Yield Municipal Index ETF	1,148,040	1-Mth USD LIBOR plus 20 bp	4/27/2020	BRC	—
1,500	Visa, Inc. - Class A	260,325	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
2,200	Waste Management, Inc.	253,814	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
2,100	Worldpay, Inc. - Class A	257,355	1-Mth USD LIBOR plus 20 bp	7/10/2020	BRC	—
	Total:					$—

BRC - Barclays Capital

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2019

ASSETS
Investment securities:
At cost	$22,558,107
At value	$23,036,916
Cash	1,820,000
Receivable for swaps resets	423,527
Deposits with brokers for futures contracts	358,348
Dividends and interest receivable	52,308
Unrealized appreciation on futures contracts	20,898
Prepaid expenses and other assets	4,914
TOTAL ASSETS	25,716,911

LIABILITIES
Unrealized depreciation on futures contracts	88,740
Investment advisory fees payable	52,334
Distribution (12b-1) fees payable - Advisor Class	4,112
Shareholder services fees payable - Investor Class	3,677
TOTAL LIABILITIES	148,863
NET ASSETS	$25,568,048

Composition of Net Assets:
Paid in capital	$34,164,136
Accumulated losses	(8,596,088)
NET ASSETS	$25,568,048

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$24,530,652
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized	538,612
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$45.54

Advisor Class Shares:
Net Assets	$1,037,396
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized	22,603
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$45.90

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME
Dividends	$507,456
Interest	12,384
TOTAL INVESTMENT INCOME	519,840

EXPENSES
Investment advisory fees	324,881
Shareholder services fees - Investor Class	3,739
Distribution (12b-1) fees - Advisor Class	1,325
Other expenses	1,065
TOTAL EXPENSES	331,010

NET INVESTMENT INCOME	188,830

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	311,558
Futures	(90,179)
Swaps	400,736
Net Realized Gain on Investments, Futures and Swaps	622,115

Net change in unrealized appreciation (depreciation) on:
Investments	470,309
Futures	(99,858)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures	370,451

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	992,566
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,181,396

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$188,830	$359,741
Net realized gain (loss) on investments, futures and swaps	622,115	(1,602,792)
Net change in unrealized appreciation (depreciation) on investments and futures	370,451	(231,676)
Net increase (decrease) in net assets resulting from operations	1,181,396	(1,474,727)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Investor Class	—	(1,755,636)
Advisor Class	—	(72,265)
Total distributions to shareholders	—	(1,827,901)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	1,940,135	4,291,502
Advisor Class	71,754	1,058,059
Reinvestment of dividends and distributions:
Investor Class	—	1,297,880
Advisor Class	—	12,150
Cost of shares redeemed:
Investor Class	(4,234,643)	(7,513,330)
Advisor Class	(186,412)	(4,660,661)
Net decrease from shares of beneficial interest transactions	(2,409,166)	(5,514,400)

NET DECREASE IN NET ASSETS	(1,227,770)	(8,817,028)

NET ASSETS
Beginning of period	26,795,818	35,612,846
End of period	$25,568,048	$26,795,818

SHARE ACTIVITY
Investor Class:
Shares Sold	43,463	86,838
Shares Reinvested	—	29,837
Shares Redeemed	(94,928)	(154,746)
Net decrease in shares of beneficial interest outstanding	(51,465)	(38,071)

Advisor Class:
Shares Sold	1,594	21,286
Shares Reinvested	—	277
Shares Redeemed	(4,139)	(95,184)
Net decrease in shares of beneficial interest outstanding	(2,545)	(73,621)

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Investor Class
	For the Six Months
	Ended June 30,		For the Year Ended December 31,
	2019		2018	2017	2016		2015	2014
	(Unaudited)
Net asset value, beginning of year or period	$43.54		$48.96	$47.21	$45.77		$50.79	$52.19
Activity from investment operations:
Net investment income (loss) (a)	0.32		0.57	0.06	0.23		(0.43)	(0.19)
Net realized and unrealized gain (loss) on investments	1.68		(2.88)	3.01	4.54		(1.77)	0.50
Total from investment operations	2.00		(2.31)	3.07	4.77		(2.20)	0.31
Less distributions from:
Net investment income	—		(3.11)	(1.32)	(3.33)		(2.82)	(0.93)
Net realized gains	—		—	—	—		—	(0.78)
Total distributions	—		(3.11)	(1.32)	(3.33)		(2.82)	(1.71)
Net asset value, end of year or period	$45.54		$43.54	$48.96	$47.21		$45.77	$50.79
Total return (b)	4.59	% (f)	(4.70)%	6.49%	10.41	% (c)	(4.42)%	0.56%
Net assets, at end of year or period (000s)	$24,531		$25,692	$30,753	$35,802		$40,314	$87,866
Ratio of net expenses to average net assets (d)	2.54	% (g)	2.53%	2.53%	2.53%		2.51%	2.55%
Ratio of net investment income (loss)
to average net assets (d,e)	1.47	% (g)	1.17%	0.14%	0.48%		(0.84)%	(0.37)%
Portfolio Turnover Rate	128	% (f)	604%	515%	435%		589%	338%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total return assumes reinvestment of all distributions.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Advisor Class
	For the Six Months
	Ended June 30,		For the Year Ended December 31,
	2019		2018	2017	2016		2015	2014
	(Unaudited)
Net asset value, beginning of year or period	$43.90		$49.21	$47.45	$46.00		$50.74	$52.15
Activity from investment operations:
Net investment income (loss) (a)	0.28		0.20	(0.04)	(0.20)		(0.61)	(0.26)
Net realized and unrealized gain (loss) on investments	1.72		(2.61)	3.02	4.88		(1.70)	0.50
Total from investment operations	2.00		(2.41)	2.98	4.68		(2.31)	0.24
Less distributions from:
Net investment income	—		(2.90)	(1.22)	(3.23)		(2.43)	(0.87)
Net realized gains	—		—	—	—		—	(0.78)
Total distributions	—		(2.90)	(1.22)	(3.23)		(2.43)	(1.65)

Net asset value, end of year or period	$45.90		$43.90	$49.21	$47.45		$46.00	$50.74
Total return (b)	4.56	% (f)	(4.90)%	6.27%	10.18	% (c)	(4.63)%	0.41%
Net assets, at end of year or period (000s)	$1,037		$1,104	$4,860	$5,120		$6,195	$18,306
Ratio of net expenses to average net assets (d)	2.75	% (g)	2.75%	2.75%	2.75%		2.75%	2.75%
Ratio of net investment income (loss) to average net assets (d,e)	1.25	% (g)	0.40%	(0.07)%	(0.40)%		(1.20)%	(0.50)%
Portfolio Turnover Rate	128	% (f)	604%	515%	435%		589%	338%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total return assumes reinvestment of all distributions.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019

1.	ORGANIZATION

OnTrack Core Fund (the “Fund”) is a diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks total returns while keeping the Fund’s volatility and downside risk below that of major equity market indices. The Fund commenced operations on January 15, 2013.

The Fund currently offers two classes of shares: Investor Class and Advisor Class. Investor Class shares commenced operations on January 15, 2013 and Advisor Class shares commenced operations on June 21, 2013. Investor Class and Advisor Class shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific shareholder servicing and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the

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following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors/trustees of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$1,076,000	—	—	$1,076,000
Open End Mutual Funds	21,029,494	—	—	21,029,494
Short-Term Investments	931,422	—	—	931,422
Total Investments	$23,036,916	$—	$—	$23,036,916
Derivatives:
Futures Contracts	20,898	—	—	20,898
Total Assets	$23,057,814	$—	$—	$23,057,814
Liabilities
Derivatives:
Futures Contracts	(88,740)	$—	$—	(88,740)

*	Refer to the Portfolio of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of any level during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Investment Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

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Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2016 to December 31, 2018, or expected to be taken in the Fund’s December 31, 2019 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Swap Contracts – The Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, the Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Fund collateralizes swap agreements with money market investments as indicated on the Portfolio of Investments. Such collateral is held for the benefit of the counterparty in a segregated account at the Fundf’s custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Under the tri-party agreement, the amount lost would be profits on the swap that had not yet been moved to the custody bank under the tri-party arrangements. Amounts expected to be owed to the Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern Over-the-Counter (“OTC”) financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are typically a type of index bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: Mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Deposits with Brokers for Futures Contracts at June 30, 2019 represent partially restricted deposits of $358,348 to meet margin and other broker regulatory requirements, and excess funds not required for margin.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. Government securities, and derivatives, amounted to $30,605,087 and $31,029,781, respectively.

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The Fund’s policy is to recognize a gross asset (liability) equal to the unrealized appreciation (depreciation) on futures contracts. The futures held by the Fund as of June 30, 2019 had net unrealized depreciation of $67,842.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Assets Presented in
	Recognized Assets	Statement of Assets	the Statement of	Financial	Cash Collateral
Description	(Liabilities)	& Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Futures Contract	$20,898	$—	$20,898	$—	$—	$20,898
Total	$20,898	$—	$20,898	$—	$—	$20,898

Gross Amounts Not Offset in the
Liabilites:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Consolidated	the Consolidated
	Recognized Assets	Statement of Assets	Statement of Assets	Financial	Cash Collateral
Description	(Liabilities)	& Liabilities	& Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(88,740)	$—	$(88,740)	$—	$(88,740)	$—
Total	$(88,740)	$—	$(88,740)	$—	$(88,740)	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 2.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2019:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Futures	Unrealized appreciation/ (depreciation) on futures contracts

At June 30, 2019, the fair value of derivative instruments was as follows:

Asset Derivatives
Derivative Investment Type	Interest Rate Risk	Total at June 30, 2019
Futures	$20,898	$20,898

Liability Derivatives
Derivative Investment Type	Equity Risk	Total at June 30, 2019
Futures	$(88,740)	$(88,740)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended June 30, 2019:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain from Swaps
Net realized loss from Futures
Net change in unrealized (depreciation) on futures

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

The following is a summary of the Fund’s realized gain/(loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2019:

Realized gain (loss) on derivatives recognized in the Statement of Operations
					Total for the
	Commodity				Six Months Ended
Derivative Investment Type	Risk	Interest Rate Risk	Equity Risk	Currency Risk	June 30, 2019
Futures	$—	$(39,568)	$(50,611)	$—	$(90,179)
Swaps	—	—	400,736	—	400,736
Total	$—	$(39,568)	$350,125	$—	$310,557

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
					Total for the
	Commodity				Six Months Ended
Derivative Investment Type	Risk	Interest Rate Risk	Equity Risk	Currency Risk	June 30, 2019
Futures	$—	$(11,118)	$(88,740)	$—	$(99,858)
Total	$—	$(11,118)	$(88,740)	$—	$(99,858)

The derivative instruments outstanding as of June 30, 2019 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: The Fund invests in derivative instruments (the “Product”) issued for the Fund by Barclays Bank (“Barclays”) and Credit Suisse (“CS”). If Barclays or CS become insolvent, Barclays or CS may not be able to make any payments under the Product and investors may lose their Fund capital invested in the Product. A decline in Barclays or CS financial standing is likely to reduce the market value of the Product and therefore the price the Fund may receive for the Product if it sells it in the market.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

5.	INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment Advisor to the Fund. The Advisor has engaged Price Capital Management, Inc. (the “Sub-Advisor”) to serve as the sub-advisor to the Fund.

Pursuant to an advisory agreement with the Trust, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 2.50% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Advisor pays all operating expenses of the Fund, with the exception of shareholder servicing fees, 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any) and extraordinary expenses. Pursuant to the advisory agreement, the Advisor received $324,881 in advisory fees for the six months ended June 30, 2019.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, GFS provides administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. These expenses are the responsibility of the Advisor.

In addition, certain affiliates of GFS provide services to the Fund as follows:

BluGiant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. These expenses are the responsibility of the Advisor.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

The Trust has adopted a Distribution Plan and Agreement (the “Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Advisor Class shares pursuant to which the Fund pays fees to Ceros Financial Services, Inc. (“Ceros” or “Distributor”), an affiliate of the Advisor, to provide distribution and/or shareholder services to the Fund. Under the Rule 12b-1 Plan, Advisor Class shares of the Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Advisor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders. The Rule 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the six months ended June 30, 2019 pursuant to the Rule 12b-1 Plan, the Advisor Class paid $1,325 which was paid out to brokers and dealers.

The Trust has adopted a Shareholder Services Agreement under the 1940 Act for the Fund’s Investor Class pursuant to which the Fund pays fees to the Distributor for providing administrative shareholder services and/or account maintenance services at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Investor Class shares. During the six months ended June 30, 2019, pursuant to the Shareholder Services Agreement, the Investor Class paid $3,739 which was paid out to brokers and dealers.

Each Trustee who is not an “interested person” of the Trust or Advisor was compensated at the rate of $30,000 per year, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. These expenses are the responsibility of the Advisor. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

compensation from the Trust. Interested Trustees of the Trust are also officers or employees of the Advisor and its affiliates.

During the six months ended June 30, 2019, Ceros, a registered broker/dealer and an affiliate of the Advisor, executed trades on behalf of the Fund and received $1,332 in trade commissions.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and (depreciation) at June 30, 2019, were as follows:

	Gross	Gross
Tax	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	(Depreciation)	Appreciation
$22,558,107	$478,809	$—	$478,809

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2018	December 31, 2017
Ordinary Income	$1,827,901	$931,546

As of December 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$323,998	$—	$—	$(10,109,982)	$—	$8,500	$(9,777,484)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss and unrealized appreciation from investments is primarily attributable to the mark-to-market adjustment on futures contracts.

At December 31, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$8,689,874	$1,420,108	$10,109,982

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2019, National Financial Services LLC held approximately 62.91% of the Fund for the benefit of its customers.

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

9.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

11.	SHAREHOLDER MEETING

At a Special Meeting of Shareholders of OnTrack Core Fund, a series of Advisors Preferred Trust (the “Trust”), held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on June 28, 2019, shareholders of record as of the close of business on April 15, 2019, voted to approval the following proposals:

Proposal 1 Approval of a New Advisory Agreement between Advisors Preferred, LLC and the Trust.

Proposal 2 Approval of a Sub-Advisory Agreement between Advisors Preferred, LLC and Price Capital Management, Inc.

No. of Shares of
Beneficial		Percentage of	Percentage of	Percentage of
Interest on	Shares Present in	Shares	Voted Shares	Voted Shares
Record Date	Person or by	Present for	that Approve	that Approve
April 15, 2019	Proxy	Quorum	Proposal 1	Proposal 2
593,418	336,834	56.76%	99.12%	99.12%

OnTrack Core Fund
EXPENSE EXAMPLE (Unaudited)
June 30, 2019

As a shareholder of OnTrack Core Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the OnTrack Core Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the OnTrack Core Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1

Actual Expenses	Annualized Expense Ratio	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period * 1/1/2019-6/30/2019
Investor Class	2.54%	$1,000.00	$1,045.90	$12.88
Advisor Class	2.75%	$1,000.00	$1,045.60	$13.95

Table 2

Hypothetical (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period * 1/1/2019-6/30/2019
Investor Class	2.54%	$1,000.00	$1,012.20	$12.67
Advisor Class	2.75%	$1,000.00	$1,011.16	$13.71

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the numbers of days in the fiscal year (365).

Approval of Investment Advisory Agreement and Sub-Advisory Agreement and Interim Investment Advisory Agreement and Interim Sub-Advisory Agreement – OnTrack Core Fund

At an in person meeting held on March 28, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of a new investment advisory agreement and an interim investment advisory agreement (the “New Advisory Agreements”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of OnTrack Core Fund; and the approval of a new sub-advisory agreement and an interim sub-advisory agreement (the “New Sub-Advisory Agreements”) between the Adviser and Price Capital Management, Inc. (“PCM” or the “Sub-Adviser”) in anticipation of a change in control of the Adviser.

In connection with the Board’s consideration of the New Advisory Agreements and New Sub-Advisory Agreements, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s anticipated level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (g) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (h) information regarding the performance of the Fund as compared to benchmarks and Morningstar categories. The Trustees also re-considered their recent deliberations made on November 13, 2018, when they renewed the current advisory agreement and current sub-advisory agreement as well as deliberated upon updated and supplemental information. The Board’s deliberations are presented contemporaneously given the overlapping considerations, paralleled issues and conclusions drawn by the Board.

The Board reviewed materials provided by the Adviser and the materials provided by the Sub-Adviser relating to the Advisory Agreements between the Trust and the Adviser and the Sub-Advisory Agreements between the Adviser and Sub-Adviser, respectively.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s and PCM’s Form ADVs, a description of the manner in which investment decisions are made for the Fund by PCM, a description of the services provided by the Adviser and those services provided by PCM and executed by the Adviser, the experience of professional personnel performing services for the Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from each of the Adviser and PCM certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each of the Adviser and PCM had adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics. The Trustees had previously reviewed Advisers Preferred, LLC with respect to quality of work and abilities as the Adviser to existing funds within the Trust, as well as their oversight of sub-advisers.

In reaching their conclusions, the Trustees considered that the Adviser delegates day-to-day investment decisions of the Fund to the Sub-Adviser and that the Adviser generally provides management and operational oversight of the Sub-Adviser. The Trustees considered the services provided by the Adviser to the Fund, including an ongoing program of monitoring and oversight of the Sub-Adviser, regular compliance reviews of the Sub-Adviser and its investment management processes, trade execution, and other administrative services. The Trustees noted the Adviser appeared to be adequately carrying out its intended functions and has not reported any material compliance matters. The Trustees then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the New Advisory Agreements and that the nature, overall quality and extent of the management services provided by the Adviser to the Fund were satisfactory and reliable.

With respect to the Sub-Adviser, the Trustees considered that the Sub-Adviser is primarily responsible for the Fund’s investment management. The Board considered the Sub-Adviser’s skills and experience and also considered that the Board received a presentation relating to the Sub-Adviser’s portfolio management and research techniques. The Board also considered that the Sub-Adviser’s compliance policies and procedures appear to be operating effectively, and that the level of communication between the Adviser and Sub-Adviser appeared to be effective. The Board then concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the New Sub-Advisory Agreements and that the nature, overall quality and extent of the management services provided by Sub-Adviser to the Fund was satisfactory and reliable.

Performance. The Trustees considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and does not directly manage the investment decisions of the Fund. However, the Adviser provides support to the Sub-Adviser in the execution of its investment strategy, including with respect to trade oversight, obtaining derivative agreements and reporting to the Board. The Board considered that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the Fund’s investment objective and appears to be carrying out its functions appropriately, including with respect to compliance and trade execution.

With respect to the performance of PCM, the Board considered the performance of the Fund (Investor Class shares) for the various periods ended December 31, 2018 as compared to the Barclays 1-3 Month Treasury Index, the Barclays U.S. Aggregate Bond Index, S&P 500 Index, and Morningstar Multi-Alternative category for each of the one-year, three-year, five-year, and since inception periods, noting that exact since-inception returns for the Morningstar category were not available. The Trustees reviewed a description of the interaction between market conditions and strategy elements that contributed to the somewhat disappointing one-year performance. They also noted that over the long term, performance was generally favorable, although somewhat mixed across all comparative benchmarks. The Board noted that with respect to comparison to the S&P 500 Total Return Index, the Fund’s investment objective was total return with lower volatility and downside risk than that of equity market indices. The Trustees agreed the Fund was performing as intended over the long term. Overall, the Trustees concluded that performance was satisfactory.

Fees and Expenses. The Board considered a comparison of the Fund’s unitary-type fee to the advisory fees paid by funds in each of the Morningstar Multi-Alternative, Non-traditional Bond, and Long/Short Equity/Credit categories and found the Fund’s fee to be above the highest of each category. The Board noted that the advisory fees of those comparable funds, exclusive of those funds’ total operating expenses, would not provide a complete basis for determining the reasonableness of the Fund’s 2.50% unitary-type fee, but that a comparison of the Fund’s 2.10% management fee retained by the Adviser would. This 2.10% fee is within the range of management fees for the Morningstar categories. The Board considered the Fund’s total expense ratio of 3.13% for the Fund’s Investor Class was higher than the average of each of the Morningstar Multi-Alternative, Non-traditional Bond and Long/Short Equity/Credit, but lower than the maximum expense ratios in the Multi-Alternative, and Long/Short Equity/Credit categories.

The Board also considered the allocation of the responsibilities as between the Adviser and Sub-Adviser, finding that the Sub-Adviser is responsible for the management of the Fund’s portfolio and the Adviser provides oversight, administrative and support services to the Sub-Adviser, and determined that the allocation is reasonable in relation to the services rendered by each of the Adviser and Sub-Adviser. The Board then concluded that the advisory and sub-advisory fees were reasonable and that the overall expense ratio was acceptable in light of the factors considered.

Profitability. The Board also considered the profitability of each of the Adviser and Sub-Adviser, respectively, and whether such profits are reasonable in light of the services provided to the Fund. The

Board noted that the Adviser charges the Fund a unitary-type fee of 2.50% of the Fund’s average annual net assets (exclusive of distribution fees, acquired fund fees and all other operating expenses not specifically assumed by the Adviser), of which the Adviser is entitled to 0.35%, with the remaining balance paid to the Sub-Adviser less the other covered operating expenses of the Fund, resulting in 1.75% to the Sub-Adviser.

The Board had previously reviewed profitability analyses prepared by each of the Adviser and Sub-Adviser for 12 months ended June 30, 2018. With respect to the Adviser, they have acknowledged no material changes to their profitability. The Board considered that the Adviser is responsible for the payment of operational Fund expenses incurred costs in the provision of its advisory services, and found that at current asset levels the Adviser’s relationship with the Fund was slightly profitable at a 3% gross margin. The Trustees also noted that the Adviser had represented there no were material changes to profitability.

With respect to the Sub-Adviser, the Board similarly considered the reduction in the Fund’s assets and the Sub-Adviser’s costs for the provision of services to the Fund and found that at current asset levels, the Sub-Adviser made an 11% gross margin for the 12 months ended June 30, 2018. The Trustees also noted that the Sub-Adviser had represented there were no material changes to profitability. The Board concluded that the Adviser’s and Sub-Adviser’s levels of profitability from each of their relationships with the Fund were not excessive at this time.

The Board considered financial information provided by each of the Adviser and Sub-Adviser and did not consider the financial condition of either the Adviser or the Sub-Adviser to be a concern at this time.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Fund. The Adviser stated for the OnTrack Core Fund economies of scale might be reached at $500 million. The Board concluded that at current asset levels of the Fund economies of scale were not achievable, but would be revisited as the Fund grows.

Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the New Advisory Agreements and New Sub-Advisory Agreements, respectively, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the New Advisory Agreements and the New Sub-Advisory Agreements for the OnTrack Core Fund was in the best interests of the Fund and its current and future shareholders.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-855-747-9555.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Price Capital Management, Inc.
85 Chanteclaire Circle
Gulf Breeze, FL 32561

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 9/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 9/6/19

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 9/6/19